COLT 2021-6 ABS-15G

Exhibit 99.14

Seller	Loan ID	Dummy ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
XXXX	XXXXXXXXX	435008947	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Doc Issue	Transmittal (1008) is Missing	Resolved-DSCR loan, 1008 shows primary hosing instead of subject, resolved finding - Due Diligence Vendor-11/15/2021

Ready for Review- 1008 shows the primary housing payment and not the subject payment. - Seller-11/12/2021

											Open-1008 has incorrect P/I payment, should be using initial terms for P/I of $XXXX, monthly tax amount is incorrect, should be $XXXX and need to include HOA dues. - Due Diligence Vendor-11/05/2021	Ready for Review- 1008 shows the primary housing payment and not the subject payment. - Seller-11/12/2021	Resolved-DSCR loan, 1008 shows primary hosing instead of subject, resolved finding - Due Diligence Vendor-11/15/2021				CA	Investment	Refinance	Cash Out - Other
XXXX	XXXXXXXXX	435008902	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-11/05/2021

Ready for Review-Document Uploaded.  - Seller-11/05/2021

											Open-All Interested Parties Not Checked with Exclusionary Lists The Fraud Report dated 9/30/21 on page 382 does not include the Appraisers and their Companies, and the Homeowners Insurance Company - Due Diligence Vendor-11/04/2021	Ready for Review-Document Uploaded. - Seller-11/05/2021	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-11/05/2021	XXXX Fraud.pdf			CA	Investment	Purchase	NA
XXXX	XXXXXXXXX	435008926	Closed	XXXX	XXXX	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Issue resolved, information entered into the system. - Due Diligence Vendor-11/10/2021

Ready for Review-loan funded when all conditions were satisfied.  - Seller-11/09/2021

Counter-Uploaded Closing Statement is dated XXXX for the closing date. Notary date on Deed of Trust is showing XXXX. Please provide updated document. - Due Diligence Vendor-11/05/2021

Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-11/05/2021

Ready for Review-Document Uploaded.  - Seller-11/05/2021

											Open-Final HUD-1 Document is Missing This loan is missing the Final ALTA HUD-1 Settlement Statement. - Due Diligence Vendor-11/03/2021	Ready for Review-loan funded when all conditions were satisfied. - Seller-11/09/2021 Ready for Review-Document Uploaded. - Seller-11/05/2021	Resolved-Issue resolved, information entered into the system. - Due Diligence Vendor-11/10/2021 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-11/05/2021	XXXX final CS.pdf			CA	Investment	Refinance	Cash Out - Other
XXXX	XXXXXXXXX	435008926	Closed	XXXX	XXXX	Resolved	1 - Information	Compliance	Missing Doc	Missing Other Required mortgage rider	Resolved-Prepayment addendum not required on DOT as long as Note has is. - Due Diligence Vendor-11/05/2021

Ready for Review-the prepay is an addendum on the note and not the  mortgage.

 - Seller-11/05/2021

											Open-The Fully executed Mortgage on page 504 does not include a Prepayment Rider. - Due Diligence Vendor-11/04/2021	Ready for Review-the prepay is an addendum on the note and not the mortgage. - Seller-11/05/2021	Resolved-Prepayment addendum not required on DOT as long as Note has is. - Due Diligence Vendor-11/05/2021				CA	Investment	Refinance	Cash Out - Other
XXXX	XXXXXXXXX	435008926	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Doc Issue	USA Patriot Act Disclosure-Borrower Identification is Missing	Resolved-Resolved, unexpired ID was located in file - Due Diligence Vendor-11/05/2021

Ready for Review-Document Uploaded. driver's license can be found on page 56 of my upload but here it is again.  - Seller-11/05/2021

											Open-The USA Patriot Disclosure is completed and on page 540, however the Borrower's unexpired Government issued identification is not in the file. - Due Diligence Vendor-11/04/2021	Ready for Review-Document Uploaded. driver's license can be found on page 56 of my upload but here it is again. - Seller-11/05/2021	Resolved-Resolved, unexpired ID was located in file - Due Diligence Vendor-11/05/2021	XXXX XXXX license.pdf			CA	Investment	Refinance	Cash Out - Other
XXXX	XXXXXXXXX	435008926	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received and resolved finding - Due Diligence Vendor-11/05/2021

Ready for Review-Document Uploaded.  - Seller-11/05/2021

											Open-All Interested Parties Not Checked with Exclusionary Lists The Fraud Report dated 10/26/21 on page 239 does not include the Homeowners Insurance company. - Due Diligence Vendor-11/04/2021	Ready for Review-Document Uploaded. - Seller-11/05/2021	Resolved-Received and resolved finding - Due Diligence Vendor-11/05/2021	XXXX Fraud.pdf			CA	Investment	Refinance	Cash Out - Other